Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deferred income tax (expense) recovery recognized in the statements of loss	$ (9,240)	$ 4,292
Deferred tax assets	107,503	114,980
Deductible temporary differences for which no deferred tax asset is recognised	1,251,000	1,119,700
Non-capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	825,700
United States
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	116,000	$ 123,300
United States | Restricted non-capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 74,600